CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Convertible Debt [Table Text Block]
Carrying Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$670,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	670,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	202,639
Total	$1,192,639